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                                                                 CIK: 0001350943

MetLife Investors Insurance Company
5 Park Plaza, Suite 1900
Irvine, CA 92614

                                  March 8, 2011

VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

         Re:  MetLife Investors USA Variable Life Account A, File No. 811-21851

Commissioners:

         Annual reports dated December 31, 2010 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of the MetLife Investors USA Variable Life Account A of MetLife Investors USA Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual reports for certain series of American Funds Insurance Series(R) are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The Annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

                                                     Sincerely,


                                                     /s/ Paula J. Minella
                                                     ---------------------------
                                                     Paula J. Minella, Esq.